Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001per share
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	2.6825
Maximum Aggregate Offering Price	$ 268,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37,045.32
Offering Note	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the common stock on the New York Stock Exchange on July 29, 2026 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission). This calculation is in accordance with Rule 457(c) of the Securities Act of 1933.